May 23, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Van Kampen Advantage Municipal Income Trust II (File No. 811-07868)
Invesco Van Kampen Bond Fund (File No. 811-02090)
Invesco Van Kampen Dynamic Credit Opportunities Fund (File No. 811-22043)
Invesco Van Kampen Pennsylvania Value Municipal Income Trust (File No. 811-07398)
Invesco Van Kampen Senior Income Trust (File No. 811-08743)
Invesco Van Kampen Trust for Investment Grade Municipals (File No. 811-06471) (collectively, the “Trusts”)
Preliminary Proxy Materials
Ladies and Gentlemen:
          Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Meeting of Shareholders, proxy statement, and form of proxy cards to be furnished to the shareholders of the Trusts in connection with a meeting of shareholders that is scheduled to be held on July 17, 2012.
Please send copies of all correspondence with respect to the preliminary proxy materials to my attention or contact me at 713.214.1968.
Very truly yours,

/s/ Stephen R. Rimes

Stephen R. Rimes
Counsel